COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contractual commitment	$ 45,210,000
Due with in one year	85,799
Production and Development Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contractual commitment	$ 1,120,000	$ 2,270,000